Share-based Payment (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of outstanding RSUs and PSUs:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2026	1,179,828	165,258	1,345,086
Granted during the period	541,771	102,778	644,549
Settled during the period	(63,779)	(839)	(64,618)
Transferred during the period	(500,052)	(85,820)	(585,872)
Forfeited during the period	(84,524)	(19,588)	(104,112)
September 30, 2026	1,073,244	161,789	1,235,033
Specified by vesting year
2027	558,050	82,182	640,232
2028	356,617	53,831	410,448
2029	158,577	25,776	184,353
September 30, 2026	1,073,244	161,789	1,235,033

Summary of Weighted Average Exercise Prices and Movements in Warrants

The following table specifies the number and weighted average exercise prices of, and movements in, warrants:

	Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2026	5,222,591	103.24
Granted during the period	230,170	204.65
Exercised during the period	(787,517)	94.58
Forfeited during the period	(93,332)	137.43
Expired during the period	(645)	12.33
September 30, 2026	4,571,267	109.21
Vested at September 30, 2026	3,873,334	100.18